COMMITMENTS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
COMMITMENTS

17.	COMMITMENTS

At June 30, 2025 the Company had capital commitments of CNY2,432 (US$339) (December 31, 2024: CNY2,432) associated with mineral exploration for the Zimbabwean lithium mine. The corresponding capital expenditures will be paid along with the progress of the exploration works once the mine formally enters into the exploration phase.